Investment Strategy - GUARDIAN CAPITAL DIVIDEND GROWTH FUND	Feb. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of dividend growth companies. Dividend growth companies include both U.S. and non-U.S. companies, including American Depository Receipts (“ADRs”), that pay current dividends with the potential for growth of dividends. The Fund may invest in companies of all sizes but will focus primarily on medium and larger capitalization companies that pay a dividend and may trade warrants and rights. The Fund considers market capitalizations between $2 billion and $25 billion to qualify as medium capitalization, and those over $25 billion to qualify as large capitalization. These dollar amounts may change due to market conditions. The Fund may also invest in real estate investment trusts (“REITs”) and limited partnership interests in Master Limited Partnerships (“MLPs”).

In selecting securities for the Fund, the Adviser primarily seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with an emphasis on companies that the Adviser believes have the ability to grow earnings and a willingness to sustainably increase dividends.

The international portion of the Fund’s portfolio will generally be diversified across a number of foreign countries, and may, at times, comprise a significant majority of the Fund’s portfolio. The Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries. Emerging markets countries include those defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

The investment process used by Guardian Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”) in selecting securities for the Fund primarily relies on bottom-up analysis and seeks to identify companies that have the potential for dividend growth, sustainable income, and capital appreciation over time. The Sub-Adviser’s quantitative process uses a combination of relative, intrinsic, and artificial intelligence models to rank companies within each economic sector.

The relative analysis uses multiple factors, including earnings growth, dividend growth, value, yield, momentum, and quality in order to derive a fundamental rank of a given stock within each sector. The intrinsic analysis projects future cash flow growth and uses customized discount rates and discount models to arrive at an intrinsic valuation target. The artificial intelligence component uses both traditional fundamental datasets and un-structured datasets. The process uses machine learning algorithms to forecast expected earnings and dividend growth rates and also the probability of a dividend cut for each stock. Each of these three models are combined to create a ranking of all stocks within each sector to create the universe of stocks available for the Fund’s portfolio.

A team of portfolio managers then constructs the portfolio based upon the above stock selection process, while taking into account the overall economic environment and the portfolio’s exposure to risk. The combination of a systematic stock selection process and a team-refined portfolio construction process results in a diversified portfolio of dividend-paying equity securities that provide above average yield and dividend growth.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of dividend growth companies. The Fund may also invest in real estate investment trusts (“REITs”) and limited partnership interests in Master Limited Partnerships (“MLPs”). The Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries.